ADVANCED SERIES TRUST

AST AB Global Bond Portfolio

AST Goldman Sachs Global Income Portfolio

AST Wellington Management Global Bond Portfolio

Supplement dated July 13, 2020 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and SAI.

A.Amended Subadvisory Agreement with AllianceBernstein L.P. for the AST AB Global Bond Portfolio and New Management Fee Waiver

The Board of Trustees of the Trust (the Board) recently approved amending the subadvisory agreement between PGIM Investments LLC (the Manager) and AllianceBernstein L.P. (AllianceBernstein) to reflect a new subadvisory fee schedule for the AST AB Global Bond Portfolio (the AB Portfolio). In addition, the Manager has agreed to a new management fee waiver for the AB Portfolio. These changes are effective as of June 1, 2020.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective as of June 1, 2020:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AB Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.02)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.88%
Reimbursement(1)

(1)The Manager has contractually agreed to waive 0.0156% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II.The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AB Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AB Global Bond	$90	$285	$497	$1,106

III.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by adding the following information pertaining to the AB Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST AB Global Bond Portfolio	The Manager has contractually agreed to waive 0.0156% of its investment management fee through June 30, 2021. This
arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
IV.	The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to AllianceBernstein for the AB Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
	Portfolio	Subadviser	Fee Rate
	AST AB Global Bond Portfolio	AllianceBernstein L.P.	0.20% of average daily net assets to $500 million;

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser	Fee Rate
0.15% of average daily net assets over $500 million

B.Amended Subadvisory Agreement with Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs Global Income Portfolio

The Board recently approved amending the subadvisory agreement between the Manager and Goldman Sachs Asset Management, L.P. (GSAM) to reflect a new subadvisory fee schedule for the AST Goldman Sachs Global Income Portfolio (the Goldman Portfolio). In addition, the Manager has agreed to a new management fee waiver for the Goldman Portfolio. These changes are effective as of June 1, 2020.

To reflect these changes, the SAI is hereby revised as follows, effective as of June 1, 2020:

I.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by adding the following information pertaining to the Goldman Portfolio:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Goldman Sachs Global Income Portfolio	The Manager has contractually agreed to waive 0.01% of its
investment management fee through June 30, 2021. This
arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to GSAM for the Goldman Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser	Fee Rate
AST Goldman Sachs Global	GSAM/ Goldman Sachs	0.19% of average daily net assets to $500 million;
Income Portfolio	Asset Management	0.185% of average daily net assets over $500 million
	International (GSAMI)*	to $1.5 billion;
0.18% of average daily net assets over $1.5 billion

*Personnel of GSAMI, an affiliate of GSAM, may perform certain delegated responsibilities for GSAM, may act on behalf of GSAM, or may perform functions that otherwise support the sub-advisory services provided to the Portfolio.

C.Amended Subadvisory Agreement with Wellington Management Company LLP for the AST Wellington Management Global Bond Portfolio and New Management Fee Waiver

The Board recently approved amending the subadvisory agreement between the Manager and Wellington Management Company LLP (Wellington) to reflect a new subadvisory fee schedule for the AST Wellington Management Global Bond Portfolio (the Wellington Portfolio). In addition, the Manager has agreed to a new management fee waiver for the Wellington Portfolio. These changes are effective as of June 1, 2020.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective as of June 1, 2020:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Wellington Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.04)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.86%
Reimbursement(1)

(1)The Manager has contractually agreed to waive 0.04% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II.The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the Wellington Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Wellington Management Global	$88	$283	$495	$1,104
Bond

III.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by adding the following information pertaining to the Wellington Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Wellington Management Global Bond	The Manager has contractually agreed to waive 0.04% of its
Portfolio	investment management fee through June 30, 2021. This
arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
IV.	The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to Wellington for the Wellington Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
	Portfolio	Subadviser	Fee Rate
	AST Wellington Management	Wellington Management Company LLP	0.19% of average daily net assets
Global Bond Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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